Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (94%)
Argentina (USD) (1%
)
385,000 Telecom Argentina SA 144A, 9.50%,
7/18/31 (a) $ 401
210,000 YPF SA 144A, 8.25%, 1/17/34 (a) 211
612
Austria (USD) (1%
)
220,000 BRF GmbH 144A, 4.35%, 9/29/26 (a) 217
455,000 LD Celulose International GmbH 144A,
7.95%, 1/26/32 (a) 464
681
Bahamas (USD) (1%
)
1,050,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)
(b) 966
Bermuda (USD) (2%
)
300,000 CBQ Finance Ltd. , 2.00%, 9/15/25 (c) 294
500,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a)(b) 501
360,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 334
200,000 Tengizchevroil Finance Co. International Ltd.
144A, 3.25%, 8/15/30 (a) 171
1,300
Brazil (USD) (1%
)
365,000 BRF SA 144A, 5.75%, 9/21/50 (a) 298
620,034 Samarco Mineracao SA 144A, 9.00%,
6/30/31 (a)(b) 600
898
Canada (USD) (3%
)
200,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (a) 201
370,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (a) 386
1,360,000 First Quantum Minerals Ltd. 144A, 8.63%,
6/01/31 (a) 1,397
1,984
Cayman Islands (USD) (10%
)
200,000 Alibaba Group Holding Ltd. , 3.40%, 12/06/27  194
328,592 Bioceanico Sovereign Certificate Ltd. 144A,
2.81%, 6/05/34 (a)(d) 255
214,000 C&W Senior Finance Ltd. 144A, 6.88%,
9/15/27 (a) 214
600,000 Country Garden Holdings Co. Ltd. , 3.30%,
1/12/31 (c)(e)(f) 60
200,000 Country Garden Holdings Co. Ltd. , 5.13%,
1/14/27 (c)(e)(f) 21
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 6.75%,
2/15/25 (c) 200
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75%,
2/07/26 (c) 203
200,000 DP World Crescent Ltd. 144A, 4.85%,
9/26/28 (a) 197
500,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 492
200,000 Gran Tierra Energy International Holdings
GmbH 144A, 6.25%, 2/15/25 (a) 195
240,000 IHS Holding Ltd. 144A, 6.25%, 11/29/28 (a) 228
435,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 429
200,000 Kaisa Group Holdings Ltd. , 11.50%,
1/30/23 (c)(e)(f) 11
Principal
or Shares Security Description
Value
(000)
610,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) $ 658
198,797 Lima Metro Line 2 Finance Ltd. 144A, 5.88%,
7/05/34 (a) 197
600,000 MAF Global Securities Ltd. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893%), 7.88% (c)(g)(h) 618
500,000 Melco Resorts Finance Ltd. 144A, 4.88%,
6/06/25 (a)(b) 499
200,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 185
220,000 Melco Resorts Finance Ltd. 144A, 5.75%,
7/21/28 (a) 211
400,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 400
430,000 MGM China Holdings Ltd. 144A, 5.25%,
6/18/25 (a) 428
200,000 MGM China Holdings Ltd. 144A, 7.13%,
6/26/31 (a)(b) 204
360,000 QNB Finance Ltd. , 2.63%, 5/12/25 (c) 358
250,000 QNB Finance Ltd. , 2.75%, 2/12/27 (c) 240
440,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 430
255,000 Sands China Ltd. , 3.80%, 1/08/26  252
430,000 Sands China Ltd. , 5.13%, 8/08/25  430
215,000 Shimao Group Holdings Ltd. , 5.60%,
7/15/26 (c)(e)(f) 14
325,000 Weibo Corp. , 3.38%, 7/08/30 (b) 293
8,116
Chile (USD) (5%
)
405,000 AES Andes SA 144A, 6.30%, 3/15/29 (a) 411
200,000 AES Andes SA 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.917%), 6.35%, 10/07/79 (a)(h) 200
768,056 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 569
240,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(g)(h) 252
642,951 Chile Electricity PEC SpA 144A, 5.17%,
1/25/28 (a)(d) 541
225,000 Colbun SA 144A, 3.95%, 10/11/27 (a)(b) 219
200,000 Corp. Nacional del Cobre de Chile 144A,
3.63%, 8/01/27 (a) 193
200,000 Engie Energia Chile SA 144A, 6.38%,
4/17/34 (a) 203
280,000 Sociedad de Transmision Austral SA 144A,
4.00%, 1/27/32 (a) 248
220,000 Sociedad Quimica y Minera de Chile SA 144A,
5.50%, 9/10/34 (a) 210
600,000 Sociedad Quimica y Minera de Chile SA 144A,
6.50%, 11/07/33 (a) 623
200,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 175
3,844
Colombia (USD) (3%
)
335,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 288
360,000 Ecopetrol SA , 8.38%, 1/19/36  349
200,000 Ecopetrol SA , 8.88%, 1/13/33  206
450,000 Grupo Energia Bogota SA ESP 144A, 7.85%,
11/09/33 (a) 497

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
420,000 Oleoducto Central SA 144A, 4.00%,
7/14/27 (a) $ 401
400,000 Transportadora de Gas Internacional SA ESP
144A, 5.55%, 11/01/28 (a) 396
2,137
Czech Republic (USD) (0%
)
200,000 Energo-Pro AS 144A, 11.00%, 11/02/28 (a) 216
Hong Kong (USD) (1%
)
385,000 Lenovo Group Ltd. , 5.88%, 4/24/25 (c) 386
200,000 Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a) 209
595
India (USD) (5%
)
339,500 Adani Renewable Energy RJ Ltd./Kodangal
Solar Parks Pvt. Ltd./Wardha Solar Maharash
144A, 4.63%, 10/15/39 (a) 258
400,000 Bharti Airtel Ltd. 144A, 4.38%, 6/10/25 (a) 399
200,336 Continuum Green Energy India Pvt./Co.-Issuers
144A, 7.50%, 6/26/33 (a) 207
200,000 ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a) 198
455,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a) 464
260,000 Power Finance Corp. Ltd. , 4.50%, 6/18/29 (c) 251
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 172
630,000 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) 635
200,000 Shriram Finance Ltd. 144A, 4.15%, 7/18/25 (a) 199
220,000 Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a) 217
480,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 483
285,000 State Bank of India , 5.00%, 1/17/29 (c) 284
425,000 Summit Digitel Infrastructure Ltd. 144A,
2.88%, 8/12/31 (a) 363
4,130
Indonesia (USD) (1%
)
200,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a)(b) 199
435,000 Indofood CBP Sukses Makmur Tbk PT , 3.40%,
6/09/31 (c) 388
400,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 395
982
Ireland (USD) (0%
)
200,000 Aragvi Finance International DAC 144A,
11.13%, 11/20/29 (a)(b) 198
Isle of Man (USD) (1%
)
485,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  482
Israel (USD) (1%
)
295,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(c) 293
260,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(c) 255
548
Japan (USD) (0%
)
200,000 Rakuten Group Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.250%), 8.13% (a)(g)(h) 198
Principal
or Shares Security Description
Value
(000)
Kazakhstan (USD) (0%
)
200,000 KazMunayGas National Co. JSC 144A, 5.38%,
4/24/30 (a) $ 195
Luxembourg (USD) (7%
)
200,000 Ambipar Lux Sarl 144A, 9.88%, 2/06/31 (a) 201
200,000 Ambipar Lux Sarl 144A, 10.88%, 2/05/33 (a) 203
207,250 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 13
220,000 Chile Electricity Lux Mpc II Sarl 144A, 5.58%,
10/20/35 (a) 217
180,000 Consolidated Energy Finance SA 144A,
12.00%, 2/15/31 (a) 185
260,000 CSN Resources SA 144A, 4.63%, 6/10/31 (a) 204
200,000 EIG Pearl Holdings Sarl , 4.39%, 11/30/46 (c) 157
200,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 199
219,629 Guara Norte Sarl 144A, 5.20%, 6/15/34 (a)(b) 204
607,000 JBS USA Holding Lux Sarl/JBS USA Food Co./
JBS Lux Co. Sarl , 5.75%, 4/01/33  611
184,129 MC Brazil Downstream Trading Sarl 144A,
7.25%, 6/30/31 (a) 156
290,000 MHP Lux SA 144A, 6.95%, 4/03/26 (a) 278
245,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (a) 217
315,000 Millicom International Cellular SA 144A,
5.13%, 1/15/28 (a) 306
510,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a) 442
380,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) 401
270,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (a) 276
200,000 OHI Group SA 144A, 13.00%, 7/22/29 (a) 206
285,000 Raizen Fuels Finance SA 144A, 6.45%,
3/05/34 (a) 281
828,243 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 766
200,000 Unigel Luxembourg SA , 8.75%, 10/01/26 (c)
(e)(f) 40
5,563
Malaysia (USD) (0%
)
200,000 GENM Capital Labuan Ltd. 144A, 3.88%,
4/19/31 (a) 177
Mauritius (USD) (1%
)
200,000 Diamond II Ltd. 144A, 7.95%, 7/28/26 (a) 203
167,000 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 157
291,455 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 285
645
Mexico (USD) (7%
)
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(g)(h) 194
200,000 Banco Mercantil del Norte SA 144A, (10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.353%), 7.63% (a)(g)(h) 197
300,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.072%), 8.38% (a)(g)(h) 297

Principal
or Shares Security Description
Value
(000)
800,000 Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.995%), 7.53%,
10/01/28 (a)(h) $ 837
660,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.650%), 5.13%, 1/18/33 (a)(h) 617
200,000 Braskem Idesa SAPI 144A, 7.45%, 11/15/29 (a) 168
200,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A, 4.96%,
7/18/29 (a) 192
245,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 201
200,000 El Puerto de Liverpool SAB de CV 144A,
6.26%, 1/22/32 (a) 201
200,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (a) 202
373,063 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 357
455,000 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (a) 443
255,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 205
161,717 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a) 157
440,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 420
415,000 Petroleos Mexicanos , 4.50%, 1/23/26 (b) 404
350,000 Petroleos Mexicanos , 6.49%, 1/23/27  339
220,000 Petroleos Mexicanos , 6.63%, 6/15/38  162
220,000 Sitios Latinoamerica SAB de CV 144A, 6.00%,
11/25/29 (a) 220
5,813
Netherlands (USD) (5%
)
680,000 Braskem Netherlands Finance BV 144A,
7.25%, 2/13/33 (a) 638
400,000 Braskem Netherlands Finance BV 144A,
8.50%, 1/12/31 (a) 407
215,000 Braskem Netherlands Finance BV 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 8.220%), 8.50%, 1/23/81 (a)(h) 214
205,000 MEGlobal BV 144A, 2.63%, 4/28/28 (a) 187
230,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 218
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 272
500,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 380
315,000 Teva Pharmaceutical Finance Netherlands III
BV , 4.75%, 5/09/27  310
295,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75%, 3/01/28  304
260,000 Teva Pharmaceutical Finance Netherlands III
BV , 8.13%, 9/15/31  291
405,000 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) 423
3,644
Nigeria (USD) (0%
)
200,000 SEPLAT Energy PLC 144A, 7.75%, 4/01/26 (a) 200
Panama (USD) (1%
)
410,000 Aeropuerto Internacional de Tocumen SA
144A, 4.00%, 8/11/41 (a) 302
Principal
or Shares Security Description
Value
(000)
222,819 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) $ 195
249,452 UEP Penonome II SA 144A, 6.50%,
10/01/38 (a) 223
720
Peru (USD) (4%
)
200,000 Banco BBVA Peru SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.002%), 6.20%, 6/07/34 (a)(b)(h) 204
415,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000%), 3.13%, 7/01/30 (a)(h) 410
260,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.240%), 5.80%, 3/10/35 (a)(b)(h) 256
200,000 Banco Internacional del Peru SAA Interbank
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.067%), 6.40%,
4/30/35 (a)(h) 200
205,000 Cia de Minas Buenaventura SAA 144A, 5.50%,
7/23/26 (a) 203
200,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 199
200,000 Consorcio Transmantaro SA 144A, 4.70%,
4/16/34 (a) 186
331,820 Hunt Oil Co. of Peru LLC Sucursal Del Peru
144A, 6.38%, 6/01/28 (a) 336
420,000 Niagara Energy SAC 144A, 5.75%,
10/03/34 (a) 405
420,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 423
200,000 SAN Miguel Industrias Pet SA/NG PET R&P
Latin America SA 144A, 3.75%, 8/02/28 (a) 183
3,005
Saudi Arabia (USD) (1%
)
420,000 Saudi Arabian Oil Co. 144A, 5.88%,
7/17/64 (a) 392
Singapore (USD) (1%
)
800,000 Continuum Energy Aura Pte Ltd. 144A,
9.50%, 2/24/27 (a) 837
South Africa (USD) (0%
)
200,000 Eskom Holdings SOC Ltd. 144A, 7.13%,
2/11/25 (a) 200
South Korea (USD) (0%
)
200,000 Kookmin Bank 144A, 2.50%, 11/04/30 (a) 172
200,000 SK Hynix Inc. 144A, 6.50%, 1/17/33 (a) 212
384
Spain (USD) (1%
)
177,083 AL Candelaria -spain- SA 144A, 7.50%,
12/15/28 (a) 176
340,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A, 5.38%, 12/30/30 (a) 295
200,000 Termocandelaria Power SA 144A, 7.75%,
9/17/31 (a) 202
673
Sri Lanka (USD) (0%
)
25,898 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (a) 23
50,798 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) 41

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
34,300 Sri Lanka Government International Bond
144A, 3.60%, 6/15/35 (a) $ 24
23,805 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (a) 19
47,630 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (a) 39
37,010 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (a) 35
181
Supranational (USD) (1%
)
200,000 Africa Finance Corp. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.015%), 7.50% (a)(g)(h) 198
575,164 Digicel Intermediate Holdings Ltd./Digicel
International Finance Ltd./Difl U.S. , 12.00%,
5/25/27  574
200,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 183
955
Turkey (USD) (3%
)
210,000 Eregli Demir ve Celik Fabrikalari TAS 144A,
8.38%, 7/23/29 (a) 216
370,000 GDZ Elektrik Dagitim AS 144A, 9.00%,
10/15/29 (a) 364
300,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 301
294,301 Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS 144A, 9.50%, 7/10/36 (a) 290
200,000 Turkiye Garanti Bankasi AS 144A, (5 yr.
Swap Semi 30/360 USD + 4.220%), 7.18%,
5/24/27 (a)(h) 202
200,000 Turkiye Garanti Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.090%), 8.38%, 2/28/34 (a)(h) 205
200,000 Ulker Biskuvi Sanayi AS 144A, 7.88%,
7/08/31 (a) 203
245,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(g)(h) 256
370,000 Zorlu Enerji Elektrik Uretim AS 144A,
11.00%, 4/23/30 (a) 379
2,416
Ukraine (USD) (1%
)
46,511 Ukraine Government International Bond 144A,
1.75%, 2/01/34 (a) 27
36,175 Ukraine Government International Bond 144A,
1.75%, 2/01/35 (a) 20
310,672 Ukraine Government International Bond 144A,
1.75%, 2/01/36 (a) 172
14,858 Ukraine Government International Bond 144A,
9.97%, 2/01/36 (a)(d) 9
17,829 Ukraine Government International Bond 144A,
9.99%, 2/01/35 (a)(d) 11
21,097 Ukraine Government International Bond 144A,
13.24%, 2/01/34 (a)(d) 9
5,646 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(d) 3
251
United Arab Emirates (USD) (3%
)
200,000 Abu Dhabi National Energy Co. PJSC 144A,
4.75%, 3/09/37 (a) 189
Principal
or Shares Security Description
Value
(000)
829,215 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) $ 814
200,000 DP World Ltd. 144A, 5.63%, 9/25/48 (a) 185
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a) 264
315,000 MDGH GMTN RSC Ltd. 144A, 4.50%,
11/07/28 (a) 311
200,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 182
292,612 Sweihan PV Power Co. PJSC 144A, 3.63%,
1/31/49 (a) 235
2,180
United Kingdom (NGN) (0%
)
300,000,000 HSBC Bank PLC 144A, 21.67%, 3/10/25
NGN (a)(d)(i) 198
United Kingdom (USD) (4%
)
315,000 Anglo American Capital PLC 144A, 4.75%,
4/10/27 (a) 313
200,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 199
200,000 Antofagasta PLC 144A, 6.25%, 5/02/34 (a) 203
355,000 Avianca Midco 2 PLC , 9.63%, 2/14/30 (a) 347
200,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (a) 203
225,000 Biocon Biologics Global PLC 144A, 6.67%,
10/09/29 (a) 219
300,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.674%), 6.13% (g)(h) 296
200,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 171
405,000 Sisecam UK PLC 144A, 8.63%, 5/02/32 (a) 409
200,000 Vedanta Resources Finance II PLC 144A,
9.85%, 4/24/33 (a) 202
270,000 Vedanta Resources Finance II PLC 144A,
10.25%, 6/03/28 (a) 277
200,000 WE Soda Investments Holding PLC 144A,
9.38%, 2/14/31 (a) 206
200,000 WE Soda Investments Holding PLC 144A,
9.50%, 10/06/28 (a) 206
3,251
United States (NGN) (1%
)
424,000,000 Citigroup Global Markets Holdings Inc. 144A,
22.84%, 3/10/25 NGN (a)(d)(i) 280
492,000,000 Citigroup Global Markets Holdings Inc. 144A,
27.21%, 11/06/25 NGN (a)(d)(i) 276
556
United States (USD) (16%
)
200,000 Acrisure LLC/Acrisure Finance Inc. 144A,
7.50%, 11/06/30 (a) 207
425,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (g)(h) 409
200,000 American Tower Corp. , 3.38%, 10/15/26  196
197,475 Asurion LLC Term Loan B10 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.41%, 8/19/28 (j) 197
138,947 Bangl LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.81%, 2/01/29 (j) 140
532,180 BBFI Liquidating Trust 144A, 2.93%,
12/30/99 (a)(d) 60

Principal
or Shares Security Description
Value
(000)
380,000 Champions Financing Inc. 144A, 8.75%,
2/15/29 (a)(b) $ 363
119,700 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 8/20/31 (j) 121
196,270 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.08%, 4/26/28 (j) 198
50,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a) 52
300,000 Ford Motor Credit Co. LLC , 6.95%, 6/10/26  306
300,000 Franklin BSP Capital Corp. 144A, 7.20%,
6/15/29 (a) 307
250,000 Freedom Mortgage Holdings LLC 144A,
9.13%, 5/15/31 (a) 259
600,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 566
135,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.88%, 5/15/34 (a) 130
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 787
325,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 338
200,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 201
205,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a) 195
200,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 194
200,000 Kraton Corp. 144A, 5.00%, 7/15/27 (a) 201
208,425 MIC Glen LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.68%, 7/21/28 (j) 210
160,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 160
150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 8.50%, 2/15/32 (a) 152
200,000 National Rural Utilities Cooperative Finance
Corp. , (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 3.533%), 7.13%,
9/15/53 (h) 208
400,000 Resorts World Las Vegas LLC/RWLV Capital
Inc. 144A, 8.45%, 7/27/30 (a) 415
230,000 Saks Global Enterprises LLC 144A, 11.00%,
12/15/29 (a) 220
200,000 Sammons Financial Group Global Funding
144A, 5.05%, 1/10/28 (a) 200
73,280 Santander Bank Auto Credit-Linked Notes
2023-A 144A, 10.07%, 6/15/33 (a) 75
1,560 Santander Drive Auto Receivables Trust 2024-
S2 144A, 0.00%, 12/16/28 (a)(d) 274
362,962 Santander Drive Auto Receivables Trust 2023-
S1 144A, 10.40%, 4/18/28 (a) 366
400,000 Sasol Financing USA LLC , 4.38%, 9/18/26  385
640,000 Sasol Financing USA LLC 144A, 8.75%,
5/03/29 (a) 651
300,000 SBL Holdings Inc. 144A, 7.20%, 10/30/34 (a) 291
460,000 SierraCol Energy Andina LLC 144A, 6.00%,
6/15/28 (a) 427
345,000 Southern Copper Corp. , 3.88%, 4/23/25  344
Principal
or Shares Security Description
Value
(000)
110,000 Star Holding LLC 144A, 8.75%, 8/01/31 (a) $ 107
205,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 216
240,000 Stillwater Mining Co. 144A, 4.00%,
11/16/26 (a) 228
450,000 Terraform Global Operating LP 144A, 6.13%,
3/01/26 (a) 448
200,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 193
52,632 Truist Insurance Holdings LLC Term Loan 2L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.750%), 9.08%, 5/06/32 (j) 54
535,000 U.S. Treasury Bill , 4.24%, 5/20/25 (d) 529
99,250 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.06%, 4/25/31 (j) 101
115,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (a) 125
625,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 613
185,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a) 185
189,525 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29 (j) 190
12,794
Venezuela (USD) (0%
)
1,100,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (c)
(e)(f) 135
Virgin Islands (British) (USD) (1%
)
630,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 602
Total Bonds
(Cost - $74,222) 73,854
Investment Company (8%)
6,401,305 Payden Cash Reserves Money Market Fund*
(Cost - $6,401)  6,401
Total Investments (Cost - $80,623)  (102%)
80,255
Liabilities in excess of Other Assets ( -2% )
(1,529)
Net Assets (100%)
$ 78,726
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $2,309 and the total market value of the collateral held by the Fund is $2,396. Amounts in 000s.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Yield to maturity at time of purchase.
(e) Non-income producing
(f) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g) Perpetual security with no stated maturity date.
(h) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(i) Principal in foreign currency.
(j) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 7,486
USD  1,198 HSBC Bank USA, N.A. 04/08/2025 $ 66
THB 9,440
USD  279 Barclays Bank PLC 02/13/2025 2
USD 438
MXN  9,040 Goldman Sachs & Co. 03/21/2025 5
USD 1,268
BRL  7,486 Morgan Stanley 04/08/2025 4
USD 149
CAD  200 State Street Bank & Trust Co. 03/19/2025 11
88
Liabilities:
CAD 200 USD  147 State Street Bank & Trust Co. 03/19/2025 (9)
IDR 13,966,000 USD  859 BNP PARIBAS 04/15/2025 (4)
MXN 8,530 USD  416 BNP PARIBAS 03/21/2025 (8)
MXN 510 USD  25 Goldman Sachs & Co. 03/21/2025 –
USD 848 THB  29,450 Barclays Bank PLC 02/13/2025 (28)
(49)
Net Unrealized Appreciation (Depreciation)
$39
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 11 Mar-25 $ 1,253 $ (50) $ (50)
U.S. Treasury 2-Year Note Future 25 Mar-25 5,141 (4) (4)
U.S. Treasury 5-Year Note Future 25 Mar-25 2,660 (22) (22)
U.S. Ultra Bond Future 7 Mar-25 829 (30) (30)
a a
(106)
Short Contracts:
U.S. 10-Year Ultra Future 3 Mar-25 (334) 5 5
U.S. Treasury 10-Year Note Future 11 Mar-25 (1,197) 9 9
a a
14
Total Futures
$(92)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
SWP: OIS MXN /SWAP 9.15 11/19/26_R 11/19/2026 MXN 17,380 $6 $– $6